Share-Based Payments - Summary of Group's Restricted Shares Movement (Detail) - Two Thousand and Sixteen Plan [Member] - Unvested Restricted Shares [Member] - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	496,752	1,009,724
Vested	(496,752)	(512,972)
Outstanding at June 30,		496,752